Investment Objectives and Goals - Optima Strategic Credit Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Optima Strategic Credit Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Optima Strategic Credit Fund (the “Fund”) is to seek total return.